Segment and Geographical Area Information	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment and Geographical Area Information
16. Segment and Geographical Area Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
As such, the Company has determined that it operates as
one
operating segment.

Geographical Area Information
The table below summarizes the Company’s long-lived assets, which are comprised of property, equipment and operating lease right-of-use
assets, net of accumulated depreciation, by geographical area:

	March 31, 2024	December 31, 2023
United States	$18,072	$18,883
Europe	1,675	1,783

Total	$19,747	$20,666

(See Note 4 – Revenue for the Company’s revenues disaggregated by geography).

18. Segment and Geographical Area Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company's Chief Executive Officer is the Company's CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment.
Geographical Area Information
The table below summarizes the Company's long-lived assets, which are comprised of property, equipment and operating lease right-of-use
assets, net of accumulated depreciation, by geographical area:

Year ended December 31,	Year ended December 31, 2023	Year ended December 31, 2022
United States	$18,883	$22,039
Europe	1,783	1,696

Total	$20,666	$23,735

(See Note 6 – Revenue for the Company's revenues disaggregated by geography).